Schedule of Restricted Share Units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of shares, Unvested, Beginning balance	576,000	988,990
Weighted average grant date fair value per share, Unvested, Beginning balance	$ 0.62	$ 0.39
Number of shares, Granted	6,620,641	1,348,434
Weighted average grant date fair value per share, Granted	$ 0.17	$ 0.38
Number of shares, Vested	(2,373,900)	(1,516,299)
Weighted average grant date fair value per share, Vested	$ 0.18	$ 0.41
Number of shares, Forfeited		(245,125)
Weighted average grant date fair value per share, Forfeited		$ 0.52
Number of shares, Unvested, Ending balance	4,822,741	576,000
Weighted average grant date fair value per share, Unvested, Ending balance	$ 0.22	$ 0.62